UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F


Report for the Calendar Year or Quarter Ended:  June 30, 2002

Check here if Amendment [   ]; Amendment Number:  _____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Jensen Investment Management, Inc.
Address:  2130 Pacwest Center
          1211 SW Fifth Avenue
          Portland, OR  97204-3721

13F File Number:  28-03495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gary W. Hibler
Title:  Principal
Phone:  (503) 274-2044

Signature, Place, and Date of Signing:

     /s/ GARY W. HIBLER                           August 1, 2002
     -----------------------------         -----------------------------
         Gary W. Hibler                            Portland, OR

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Report Summary:

Number of Other Included Managers:          -0-

Form 13F Information Table Entry Total:     158

Form 13F Information Table Value Total:     $590,386,695

List of Other Included Managers:            None

                          Jensen Investment Management
                                 June 30, 2002

ITEM 1                                     ITEM 2      ITEM 3          ITEM 4           ITEM 5

                                           Title                       Fair             Number
                                           of                          Market           of
Name of Issuer                             Class       Cusip #         Value            Shares
--------------                             ------      ---------       -----------      ---------
3M Company                                 Common      88579y101        23,192,634        188,558
AOL Time Warner Inc.                       Common      00184a105            13,975            950
AT&T Corp                                  Common      001957109             1,766            165
AT&T Wireless Services Inc.                Common      00209a106               304             52
Abbott Labs                                Common      002824100        24,181,955        642,283
Adobe Systems                              Common      00724F101         5,655,578        198,511
Advanced Pultrusion Technologies Inc       Common      00754n107                 0         10,000
Agere Systems Class A                      Common      00845v100                13              9
Agere Systems Class B                      Common      00845v209               357            238
Agilent Technologies Inc                   Common      00846U101               497             21
Albertsons                                 Common      013104104           239,355          7,858
Alltel Corp                                Common      020039103           192,230          4,090
Alteon Inc                                 Common      02144g107             3,811          1,850
American Electric Power                    Common      025537101            20,010            500
American Intl Group                        Common      026874107           125,748          1,843
American Power Conversion                  Common      029066107         1,549,610        122,790
Amgen Inc                                  Common      031162100            16,752            400
Anheuser-Busch Cos Inc                     Common      035229103           130,000          2,600
Applied Materials                          Common      038222105           122,624          6,400
Associates First Cap Corp                  Common      046008207                76          7,600
Atlantic Perm Svgs Bank No Stockholders    Common      048784102                 0          1,000
Auto Data Processing                       Common      053015103        25,867,306        593,968
Avon Products                              Common      054303102           153,168          2,932
BMC Software                               Common      055921100             3,220            194
BP Amoco PLC ADR                           Common      055622104             8,634            171
Bank of America                            Common      060505104            28,144            400
Bell South Corp                            Common      079860102            32,256          1,024
Bennett Environmental                      Common      081906109            90,200          5,000
Biomet INC                                 Common      090613100            13,691            505
Boeing                                     Common      097023105           153,315          3,407
Breakwater Res Ltd  British Columbia       Common      106902307                 5             50
Bristol Myers Squibb                       Common      110122108           431,375         16,785
Brown-Forman                               Common      115637209            62,100            900
Certegy Inc                                Common      156880106         3,783,365        101,950
Check Point Software                       Common      M22465104            12,195            900
ChevronTexaco Corp.                        Common      166764100            93,987          1,062
ChoicePoint Inc                            Common      170388102            24,554            540
Cisco Systems                              Common      17275R102            63,357          4,545
Citigroup Inc                              Common      172967101             7,750            200
Clorox Co                                  Common      189054109        22,979,560        555,733
Coca-Cola                                  Common      191216100         3,301,928         58,963
Colgate Palmolive                          Common      194162103            60,060          1,200
Commodore Applied Technologies Inc         Common      202630109                 5            100
Conagra FoodsInc.                          Common      205887102             6,360            230
Consolidated Edison                        Common      209115104           306,570          7,343
Costco Wholesale Corp                      Common      22160K105             3,861            100
DNP Select Income Fdinc                    Common      23325p104            50,900          5,000
Deere & Co                                 Common      244199105            15,951            333
Dell Computer                              Common      247025109            13,095            500
Dionex Corp                                Common      254546104         6,001,496        224,020

ITEM 1                                     ITEM 2      ITEM 3          ITEM 4           ITEM 5

                                           Title                       Fair             Number
                                           of                          Market           of
Name of Issuer                             Class       Cusip #         Value            Shares
--------------                             ------      ---------       -----------      ---------
E.I. Du Pont                               Common      263534109            12,432            280
EMC Corp.                                  Common      268648102             7,361            975
Edison Intl                                Common      281020107            13,600            800
Elan PLC ADR                               Common      284131208             2,188            400
Electronic Data Systems                    Common      285661104            11,145            300
Eli Lilly                                  Common      532457108           351,372          6,230
Emerson Electric                           Common      291011104        31,273,438        584,441
Enron Corp                                 Common      293561106                24            215
Equifax                                    Common      294429105        40,807,179      1,511,377
Exxon Mobil Corp                           Common      30231G102           401,016          9,800
Federal Home Loan Mtg                      Common      313400301        21,034,746        343,705
Federal National Mtg                       Common      313586109        20,963,069        284,245
Fifth Third Bancorp                        Common      316773100            14,994            225
Flir Systems Inc                           Common      302445101             4,196            100
Gannett                                    Common      364730101        30,736,768        404,964
Gap Inc                                    Common      364760108            13,163            927
Genentech Inc                              Common      368710406             5,025            150
General Electric                           Common      369604103        26,877,815        925,226
Genuine Parts                              Common      372460105           506,452         14,524
Glaxosmithline PLC Spons ADR               Common      37733w105           597,964         13,861
Global Crossing Ltd                        Common      G3921A100                 5            100
H&R Block                                  Common      093671105            45,042            976
Heinz                                      Common      423074103         1,572,774         38,267
Hewlett-Packard Co                         Common      428236103             4,951            324
Home Depot                                 Common      437076102            24,793            675
Int'l Business Machines                    Common      459200101           154,512          2,146
Intel                                      Common      458140100         2,150,288        117,695
Interface Inc. Cl A                        Common      458665106             2,409            300
Interpublic Group                          Common      460690100            49,520          2,000
Intuit Inc                                 Common      461202103             2,486             50
J P Morgan Chase & Co                      Common      46625h100            35,005          1,032
Johnson & Johnson                          Common      478160104        21,788,866        416,932
Jones Apparel Group                        Common      480074103        35,713,313        952,355
Kellogg                                    Common      487836108            14,344            400
Kimberly Clark Corp                        Common      494368103            29,016            468
Kroger Co                                  Common      501044101            51,780          2,602
LandAmeric Finl Grp Inc                    Common      514936103           283,500          9,000
Lee Enterprises                            Common      523768109            57,750          1,650
Lucent Technologies                        Common      549463107             1,494            900
MBNA Corp                                  Common      55262l100        37,492,054      1,133,718
Marsh & Mclennan Co Inc                    Common      571748102           163,544          1,693
Mattel                                     Common      577081102           165,267          7,840
McDonald's                                 Common      580135101           453,379         15,936
McKesson HBOC Inc                          Common      58155Q103             3,008             92
Medicalogic Inc                            Common      584642102             1,150          5,000
Medtronic, Inc.                            Common      585055106        10,414,007        243,034
Merck & Co Inc                             Common      589331107        16,914,266        334,010
Microsoft                                  Common      594918104         1,794,707         32,810
Morgan Stanley Dean Witter Discover & Co   Common      617446448            43,597          1,012
Mylan                                      Common      628530107           178,695          5,700

ITEM 1                                     ITEM 2      ITEM 3          ITEM 4           ITEM 5

                                           Title                       Fair             Number
                                           of                          Market           of
Name of Issuer                             Class       Cusip #         Value            Shares
--------------                             ------      ---------       -----------      ---------
NIKE                                       Common      654106103           430,541          8,025
NetIQ Corp.                                Common      64115p102            23,315          1,033
New York Times Co.                         Common      650111107             5,150            100
Nokia Corp ADR                             Common      654902204            29,539          2,040
Nordson                                    Common      655663102           183,167          7,362
Ocean Pwr. Corp. - Restricted              Common      674869995               800         10,000
Omnicom Group                              Common      681919106        14,874,466        324,770
Oracle Corp                                Common      68389X105            21,781          2,300
Palm Inc                                   Common      408878900               612            348
Paychex Inc.                               Common      704326107         2,642,441         84,477
Pepsico                                    Common      713448108           368,826          7,652
Pfizer                                     Common      717081103        31,913,525        911,815
Pharmacia Corp                             Common      71713U102            83,701          2,235
Plum Creek Timber Co                       Common      729251108            44,822          1,460
Procter & Gamble Co                        Common      742718109         4,231,034         47,380
Public Service Enterprise Group            Common      744573106            67,808          1,566
Putnam Premier Income Trust SBI            Common      746853100            31,350          5,000
Qualcomm Inc                               Common      747525103            69,250          2,520
Qwest Communications Intl Inc              Common      749121109             1,103            394
Reynolds RJ Tobacco Hldgs Inc              Common      76182K105            22,951            427
Rite Aid Corp                              Common      767754104             8,225          3,500
Royal Dutch NY Reg                         Common      780257804           265,296          4,800
SBC Communications                         Common      78387G103            71,218          2,335
Sabre Holdings Corp                        Common      785905100            13,425            375
Sara Lee                                   Common      803111103        11,701,146        566,916
Schering-Plough                            Common      806605101           170,847          6,945
Schlumberger Ltd                           Common      806857108            18,600            400
Smucker J M Co                             Common      832696405            15,256            447
Solutia, Inc.                              Common      834376105             2,611            372
Southern Co                                Common      842587107            17,207            628
StanCorp Finl Group Inc                    Common      852891100            53,835            970
Starbucks Corp                             Common      855244109             8,073            325
State Street Corp                          Common      857477103        41,313,305        924,235
Stryker Corp                               Common      863667101        31,187,768        582,840
Supergen Inc.                              Common      868059106            22,170          3,000
Texas Instruments Inc                      Common      882508104             5,925            250
Transamerica Income Shares                 Common      893506105            39,255          1,500
US Bancorp                                 Common      902973304           231,235          9,903
Union Pacific Corp                         Common      907818108            15,820            250
United Parcel Service                      Common      911312106             7,410            120
Universal Access Global Holdings Inc       Common      91336m105               360          2,000
Verizon Communications                     Common      92343V104           149,077          3,713
Visteon Corp                               Common      92839u107               738             52
WD-40 Company                              Common      929236107           289,898         10,443
WPS Resources Corp                         Common      92931B106            15,066            369
Wal-Mart Stores                            Common      931142103           121,022          2,200
Walgreen                                   Common      931422109           806,208         20,870
Walt Disney Co                             Common      254687106             2,835            150
Washington Mutual Inc                      Common      939322103            13,916            375
Wells Fargo & Co                           Common      949746101            61,374          1,226
Wilmington Trust Corp                      Common      971807102           414,190         13,580
Wm. Wrigley Jr. Co                         Common      982526105           271,547          4,906
Wyeth                                      Common      983024100         1,051,904         20,545
XATA Corp                                  Common      983882309               361             84
Xilinx Inc.                                Common      983919101             6,729            300
Yum Brands Inc                             Common      988498101             1,638             56
Zebra Technologies                         Common      989207105        24,690,848        512,152
Zimmer Hldgs Inc.                          Common      98956p102            19,007            533
                                                                       -----------
                                                                       590,386,695
                                                                       ===========